Loans and Debentures	12 Months Ended
Dec. 31, 2024
Loans And Debentures
Loans And Debentures

20.             LOANS AND DEBENTURES

Financing source	Principal maturity	Annual financial cost	Currency	Dec. 31, 2024			Dec. 31, 2023
				Current	Non-current	Total	Current	Non-current	Total
FOREING CURRENCY
Eurobonds (1)	2024	9.25%	U$$	-	-	-	1,857	-	1,857
(-) Transaction costs				-	-	-	(1)		(1)
(±) Interest paid in advance (2)				-	-	-	(2)		(2)
Total of loans				-	-	-	1,854		1,854
BRAZILIAN CURRENCY
Debentures - 3rd Issue - 3rd Series (3)	2025	IPCA + 5.10%	R$	334	-	334	331	304	635
Debentures - 7th Issue - 1st Series (3)	2024	CDI + 0.45%	R$	-	-	-	271	-	271
Debentures - 7th Issue - 2nd Series (3)	2026	IPCA + 4.10%	R$	1,026	1,023	2,049	3	1,945	1,948
Debentures - 8th Issue - 1st Series (3)	2027	CDI + 1.35%	R$	3	500	503	2	500	502
Debentures - 8th Issue - 2nd Series (3)	2029	IPCA + 6.10%	R$	1	556	557	1	529	530
Debentures - 9th Issue - Single series	2026	CDI + 2.05%	R$	1,030	1,000	2,030	32	2,000	2,032
Debentures - 10th Issue - 1st Series (3)	2029	CDI + 0.80%	R$	17	400	417	-	-	-
Debentures - 10th Issue - 2nd Series (3)	2034	IPCA + 6.15%	R$	38	1,659	1,697	-	-	-
Debentures - 11th Issue - 1st Series (3)	2031	CDI + 0.55%	R$	29	1,000	1,029	-	-	-
Debentures - 11th Issue - 2nd Series (3)	2036	IPCA + 6.58%	R$	25	1,528	1,553	-	-	-
Debentures - 8th Issue - Single series (4)	2031	IPCA + 5.27%	R$	146	880	1,026	134	958	1,092
Debentures - 9th Issue - Single series (4)	2029	CDI + 0.47%	R$	-	200	200	-	-	-
Debentures - 9th Issue - 1st Series (1)	2027	CDI + 1.33%	R$	237	467	704	3	700	703
Debentures - 9th Issue - 2nd Series (1)	2029	IPCA + 7.63%	R$	1	331	332	1	315	316
(-) Discount on the issuance of debentures (5)				(3)	(3)	(6)	-	(9)	(9)
(-) Transaction costs				(7)	(138)	(145)	(2)	(41)	(43)
Total, debentures				2,877	9,403	12,280	776	7,201	7,977
Total				2,877	9,403	12,280	2,630	7,201	9,831

(1)	Cemig Geração e Transmissão;
(2)	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract;
(3)	Cemig Distribuição;
(4)	Debentures issued by Gasmig.
(5)	Discount on the sale price of the 2nd series of the Seventh issue of Cemig Distribuição.

The debentures issued by the subsidiaries are non-convertible, there are no agreements for renegotiation, nor debentures held in treasury.

The nominal and real costs of the Company's debt are 12.64% p.a. and 7.66% p.a. on December 31, 2024, respectively, and 11.98% p.a. and 6.65% p.a. on December 31, 2023, respectively.

a)             Settlement of Eurobonds

In December 2017 and July 2018, funds were raised outside Brazil by issuance of Eurobonds, in the amounts of US$1 billion and US$500 million, respectively, with six-monthly payments of interest, and settlement of the principal in December 2024. At the same time, for protection against exchange rate variation, a hedge transaction was contracted through a combination of derivatives. Over the period from 2021 through 2023, Cemig GT executed repurchases, for a total amount of US$1,119 million.

Cemig GT settled its debt securities issued in the international market (‘the Eurobonds’) on December 5, 2024, in accordance with their maturity date. The net effect on the Company’s cash position was R$1,866, comprising the payment of R$2,309 (US$381 million, at the exchange rate of US$1=R$6.0585), less the effect of R$443 arising under the hedge transaction.

b)        Debentures issues

On September 27, 2024, Cemig D concluded the financial settlement of its 11th debenture issue, in two series, with a surety guarantee from Cemig. 2.5 million debentures were issued, characterized as ‘sustainable ESG debentures’, with total value of 2.5 billion Reais, which were subscribed as follows:

Series	Quantity	Amount	Remuneration	Maturity	Amortization
First Series	1,000,000	R$1,000,000	CDI + 0.55%	7 years	72 th e 84 th months
Second Series	1,500,000	R$1,500,000	IPCA + 6.5769%	12 years	132 th e 144 th months

	Entry Date	Principal maturity	Annual financial cost	Value

BRAZILIAN CURRENCY
Debentures – 11th Issue – 1st Series	September, 2024	2031	CDI + 0.55%	1,000
Debentures – 11th Issue – 2nd Series	September, 2024	2036	IPCA + 6.5769%	1,500
(-) Transaction costs				(64)
Total				2,436

Gasmig’s 9th debenture issue

Gasmig concluded the financial settlement of this 9th issue of debentures, in a single series, on December 27, 2024. The issue was of 200 thousand debentures, with nominal unit value of one thousand Reais, for a total of R$200, as follows:

Series	Quantity	Amount	Remuneration	Maturity	Amortization
Single	200,000	R$200	CDI + 0.47%	5 years	36 th , 48 th e 60 th months

Financing source	Entry Date	Principal maturity	Annual financial cost	Value

BRAZILIAN CURRENCY
Debentures – 9th Issue – Single Series	December, 2024	2029	CDI + 0.47%	200
Total				200

We note, additionally, that Fitch Ratings allocates a credit risk of AA+(bra) to this Issues.

c)         Guarantees

The guarantees of the debt balance on loans and debentures, on December 31, 2024, were as follows:

Dec. 31, 2024
Promissory notes and sureties	334
Guarantee and receivables	2,042
Sureties	8,694
Unsecured	1,210
Total	12,280

d)             Composition and consolidated changes on loans and debentures

The company's debt has an average repayment period of 2.8 years. The consolidated breakdown of loans and debentures, by currency and index, considering their maturities, is as follows:

	2025	2026	2027	2028	2029	2030 onwards	Total
Index
IPCA (1)	1,571	1,155	139	423	761	3,498	7,547
CDI (2)	1,315	1,233	800	300	233	1,000	4,881
Total by index	2,886	2,388	939	723	994	4,498	12,428
(-) Transaction costs	(7)	(7)	(4)	(11)	(12)	(105)	(146)
(-) Discount	(3)	-	(3)	-	-	-	(6)
Overall total	2,876	2,381	932	712	982	4,393	12,276

(1)	Expanded National Customer Price (IPCA) Index.
(2)	CDI: Interbank Rate for Certificates of Deposit.

ANNUAL REPORT AND FORM 20-F | 2024	F-91

Table of Contents

The index used for monetary updating of Loans and debentures had the following variations:

Indexer	Accumulated change on 2024 (%)	Accumulated change on 2023 (%)
IPCA	4.83	4.62
CDI	10.83	13.04

The changes in loans and debentures are as follows:

Balance at December 31, 2021	11,364
Loans and financing obtained	2,000
Transaction costs	(19)
Financing obtained, net	1,981
Monetary variation	167
Exchange rate variation	(338)
Accrued financial charges	975
Premium on repurchase of debt securities (Eurobonds)	47
Amortization of transaction cost	7
Financial charges paid	(1,010)
Amortization of financing	(2,613)
Balance at December 31, 2022	10,580
Loans and financing obtained	2,000
Transaction costs	(12)
Financing obtained, net	1,988
Monetary variation	148
Exchange rate variation	(277)
Accrued financial charges	1,083
Amortization of transaction cost	14
Financial charges paid	(1,026)
Amortization of financing	(2,679)
Balance at December 31, 2023	9,831
Loans and financing obtained	4,700
Transaction costs	(118)
Financing obtained, net	4,582
Monetary variation	248
Exchange rate variation	464
Accrued financial charges	1,066
Amortization of transaction cost	20
Financial charges paid	(956)
Amortization of financing	(2,975)
Balance at December 31, 2024	12,280

e)                   Borrowing costs, capitalized

Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires substantial time to be completed for its intended use or sale are capitalized as part of the cost of the corresponding asset. All other borrowing costs are expensed in the period in which they are incurred. Borrowing costs comprise interest and other costs incurred by the Company related to Loans and debentures.

The subsidiaries CEMIG D and Gasmig considered the costs of loans and debentures linked to construction in progress as construction costs of intangible and concession contract assets, as follows:

	2024	2023	2022
Costs of loans and financing	1,066	1,083	975
Financing costs on intangible assets and contract assets (1)	(77)	(70)	(47)
Net effect in Profit or loss	989	1,013	928

(1)	The average capitalization rate in 2024 was 11.13% (11.75% in 2023).

The amounts of the capitalized borrowing costs have been excluded from the statement of cash flows, in the additions to cash flow of investment activities, as they do not represent an outflow of cash for acquisition of the related asset.

f)          Restrictive covenants

There are early maturity clauses for cross-default in the event of non-payment by CEMIG GT or by the Company, of any pecuniary obligation with individual or aggregate value greater than R$50 (‘cross default’).

The Company has contracts with financial covenants as follows:

Title - Security	Covenant	Ratio required - Issuer	Ratio required CEMIG (guarantor)	Compliance required
8th Debentures Issuance Gasmig	Ebitda/Debt servicing Net debt / Ebitda (2)	1.3 or more 3.0 or less	-	Annual Annual
9th Debentures Issuance Gasmig	Ebitda/Net financial income 'Net debt / Ebitda	1.3 or more 3.0 or less	-	Annual
9th Debenture Issue CEMIG GT (3)	Net debt / Adjusted Ebitda (1)	3.5 or less	3.0 from Dec. 31, 2022 to June 30, 2026 and 3.5 from Dec. 31, 2026 onwards	Semi-annual and annual
7th and 8th Debentures Issuance CEMIG D	Net debt / Adjusted Ebitda (1)	3.5 or less	3.0 or less	Semi-annual and annual
9th Debentures Issuance CEMIG D	Net debt / Ebitda	3.5 or less	3.0 or less	Semi-annual and annual
10th Debentures Issue CEMIG D	Net debt / Ebitda	3.5 or less from June 30, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards	3.0 or less up to June 30, 2026 3.5 or less from July 1, 2026 to June 30, 2029 4.0 or less from June 30, 2029 onwards	Semi-annual and annual
11th Debentures Issue CEMIG D	Net debt / Ebitda	3.5 or less from December 31, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards	3.0 or less up to June 30, 2026 3.5 or less from July 1, 2026 to June 30, 2029 4.0 or less from June 30, 2029 onwards	Semi-annual and annual

(1)

Adjusted Ebitda corresponds to earnings before interest, income taxes and social contribution on net income, depreciation and amortization, calculated in accordance with CVM Resolution 156, dated June 23, 2022, from which non-operating income, any credits and non-cash gains that increase net income are subtracted, to the extent that they are non-recurring, and any cash payments made on a consolidated basis during such period in respect of non-cash charges that were added back in the determination of Ebitda in any prior period, and increased by non-cash expenses and non-cash charges, to the extent that they are non-recurring.

(2)	Non-compliance with financial covenants implies non-automatic early maturity. If early maturity is declared by the debenture holders, Gasmig must make the payment upon receipt of the notification.
(3)

Non-compliance with financial covenants implies early maturity resulting in the immediate enforceability of payment by CEMIG GT of the Unit Nominal Value or Updated Unit Nominal Value of the Debentures, as the case may be, plus remuneration, in addition to the other charges due, regardless of judicial or extrajudicial notice, notification or interpellation.

Management monitored these covenants to ensure that the conditions outlined in the table above were met, and confirmed that the Company was in compliance with those as of December 31, 2024.

Linked funds under a debenture issue

On December 31, 2024, the company had a balance of R$235 relating to restricted funds (R$31 on December 31, 2023). This growth is essentially associated with Cemig D's 7th issue of debentures.

Under a Fiduciary Assignment contract of its seventh debenture issue, Cemig D is required to retain, monthly, in a linked account, during the six months prior to maturity of each installment, an amount equal to 1/6 of the projected value of the installment, on average R$181.

These guarantee deposits began in December 31, 2024, and at December 31, 2024 the amount held totaled R$185.

In the Financial Statements for 2024, the total of tied funds is shown under a specific heading in the Balance Sheet. In order to maintain comparability, the balance as of December 31, 2023, which was presented under “Other” in the Balance Sheet, has been highlighted on a specific line.